BLACKROCK ALLOCATION TARGET SHARES
BATS: Series A Portfolio
BATS: Series C Portfolio
BATS: Series E Portfolio
BATS: Series I Portfolio
BATS: Series M Portfolio
BATS: Series P Portfolio
BATS: Series S Portfolio
BATS: Series V Portfolio
(each, a “Fund” and together, the “Funds”)
Supplement dated August 1, 2025, to the Summary Prospectus (each, a “Summary Prospectus”) and Prospectus (each, a “Prospectus”) of each Fund
On June 6, 2025, the Board of Trustees of the Funds (the “Board”) approved a change in the name of each Fund and certain changes to each Fund’s investment strategies, as applicable. In addition, Fund management has determined to make certain changes to certain of the Fund’s portfolio management teams. These changes are expected to become effective October 1, 2025.
Accordingly, effective October 1, 2025, the following changes are expected to be made to each Fund’s Summary Prospectus and Prospectus as applicable:
Change in the Fund’s Name
With respect to BATS: Series A Portfolio, all references to “BATS: Series A Portfolio” are changed to “BATS: Securitized Total Return Series” to reflect the Fund’s new name.
With respect to BATS: Series C Portfolio, all references to “BATS: Series C Portfolio” are changed to “BATS: Corporate Credit Total Return Series” to reflect the Fund’s new name.
With respect to BATS: Series E Portfolio, all references to “BATS: Series E Portfolio” are changed to “BATS: High Income Municipal Series” to reflect the Fund’s new name.
With respect to BATS: Series I Portfolio, all references to “BATS: Series I Portfolio” are changed to “BATS: High Income Taxable Series” to reflect the Fund’s new name.
With respect to BATS: Series M Portfolio, all references to “BATS: Series M Portfolio” are changed to “BATS: Mortgage Total Return Series” to reflect the Fund’s new name.
With respect to BATS: Series P Portfolio, all references to “BATS: Series P Portfolio” are changed to “BATS: Interest Rate Hedge Series” to reflect the Fund’s new name.
With respect to BATS: Series S Portfolio, all references to “BATS: Series S Portfolio” are changed to “BATS: Short Duration Taxable Total Return Series” to reflect the Fund’s new name.
With respect to BATS: Series V Portfolio, all references to “BATS: Series V Portfolio” are changed to “BATS: Short Term Municipal Income Series” to reflect the Fund’s new name.
Change in the Fund’s Investment Strategies
With respect to BATS: Series A Portfolio, the section of the Summary Prospectus entitled “Key Facts About BATS: Series A Portfolio—Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securitized assets and derivatives that provide investment exposure to such assets or to one or more market risk factors associated with such assets.

Such securitized assets include, but are not limited to, the following:

•	asset-backed securities;
•
commercial and residential mortgage-backed securities issued or guaranteed by the U.S. Government, various agencies of the U.S. Government or various instrumentalities that have been established or sponsored by the U.S. Government;

•	commercial and residential mortgage-backed securities issued by banks and other financial institutions;
•	collateralized debt obligations (“CDOs”);
•	collateralized loan obligations (“CLOs”);
•	collateralized mortgage obligations (“CMOs”);
•	fixed and floating rate commercial mortgage loans (“CMLs”);
•	fixed and floating rate, first and second lien residential mortgage loans (“RMLs”); and
•	consumer loans (“CLs”).
Certain of the asset-backed securities and mortgage-backed securities in which the Fund may invest include securities backed by pools of subprime auto loans and subprime mortgages, respectively. The Fund invests at least 25% of its total assets in mortgage-related securities, which include, but are not limited to, mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or its instrumentalities or those issued by private issuers, CMOs, real estate loans, dollar rolls, stripped mortgage-backed securities and CMO residuals. The Fund’s investment in mortgage-related securities may consist entirely of privately issued securities, which are issued by commercial banks, savings and loan institutions, mortgage bankers, private mortgage insurance companies and other non‑governmental issuers.
The management team evaluates sectors of the securitized asset market (i.e., asset-backed and mortgage-backed securities market) and individual securities within these sectors. The Fund may also enter into repurchase agreements and reverse repurchase agreements.
The management team may, when consistent with the Fund’s investment objective, buy or sell options or futures on a security or an index of securities, or enter into swap agreements, including total return, interest rate and credit default swaps, or foreign currency transactions (collectively, commonly known as derivatives). An option is the right to buy or sell an instrument (which can be a security, an index of securities, a futures contract, a currency, or a basket of currencies) at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices, during the specified period, in return for periodic payments. The Fund may invest in derivatives for hedging purposes, as well as to increase the return on its portfolio investments. The Fund may also use derivatives for leverage, in which case their use would involve leveraging risk. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls, which involves a sale by the fund of a mortgage-backed or other security concurrently with an agreement by the fund to repurchase a similar security at a later date at an agreed-upon price).
The Fund may invest in investment grade securities and non‑investment grade securities (high yield or junk bonds) of any maturity. Investment grade securities acquired by the Fund will be rated investment grade by at least one major rating agency nationally recognized statistical rating organization (“NRSRO”) (S&P Global Ratings, a division of S&P Global Inc. (“S&P”), Fitch Ratings, Inc. (“Fitch”), Moody’s Investors Service, Inc. (“Moody’s”), Kroll Bond Rating Agency (“Kroll”), or Morningstar DBRS (“DBRS”)) or, if unrated, determined by the management team to be of similar quality. Non‑investment grade securities acquired by the Fund will generally be in the lower rating categories of the major rating agencies NRSROs (BB or lower by S&P or Fitch; Ba or lower by Moody’s; BB+ for long term and B for short term by Kroll; or BB (high) for long-term and R‑3 for short term by DBRS) or, if unrated, determined by the management team to be of similar quality. The Fund may invest in unrated securities without limit.

The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.
With respect to BATS: Series A Portfolio, the section of the Prospectus entitled “Details About the Fund—How the Fund Invests—Principal Investment Strategies” is deleted in their entirety and replaced with the following:
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securitized assets and derivatives that provide investment exposure to such assets or to one or more market risk factors associated with such assets. This 80% policy is a non‑fundamental policy of the Fund and may not be changed without 60 days’ prior notice to shareholders.
Such securitized assets include, but are not limited to, the following:

•	asset-backed securities;
•
commercial and residential mortgage-backed securities issued or guaranteed by the U.S. Government, various agencies of the U.S. Government or various instrumentalities that have been established or sponsored by the U.S. Government;

•	commercial and residential mortgage-backed securities issued by banks and other financial institutions;
•	collateralized debt obligations (“CDOs”);
•	collateralized loan obligations (“CLOs”);
•	collateralized mortgage obligations (“CMOs”);
•	fixed and floating rate commercial mortgage loans (“CMLs”);
•	fixed and floating rate, first and second lien residential mortgage loans (“RMLs”); and
•	consumer loans (“CLs”).
Certain of the asset-backed securities and mortgage-backed securities in which the Fund may invest include securities backed by pools of subprime auto loans and subprime mortgages, respectively. The Fund invests at least 25% of its total assets in mortgage-related securities, which include, but are not limited to, mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or its instrumentalities or those issued by private issuers, CMOs, real estate loans, dollar rolls, stripped mortgage-backed securities and CMO residuals. The Fund’s investment in mortgage-related securities may consist entirely of privately issued securities, which are issued by commercial banks, savings and loan institutions, mortgage bankers, private mortgage insurance companies and other non‑governmental issuers.
The management team evaluates sectors of the securitized asset market (i.e., asset-backed and mortgage-backed securities market) and individual securities within these sectors. The Fund may also enter into repurchase agreements and reverse repurchase agreements.
The management team may, when consistent with the Fund’s investment objective, buy or sell options or futures on a security or an index of securities, or enter into swap agreements, including total return, interest rate and credit default swaps, or foreign currency transactions (collectively, commonly known as derivatives). An option is the right to buy or sell an instrument (which can be a security, an index of securities, a futures contract, a currency, or a basket of currencies) at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices, during the specified period, in return for periodic payments. The Fund may invest in derivatives for hedging purposes, as well as to increase the return on its portfolio investments. The Fund may also use derivatives for leverage, in which case their use would involve leveraging risk. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls, which involves a sale by the fund of a mortgage-backed or other security concurrently with an agreement by the fund to repurchase a similar security at a later date at an agreed-upon price).
The Fund may invest in investment grade securities and non‑investment grade securities (high yield or junk bonds) of any maturity. Investment grade securities acquired by the Fund will be rated investment grade by at least one major rating agency nationally recognized statistical rating organization (“NRSRO”) (S&P Global Ratings, a division of S&P Global Inc. (“S&P”), Fitch Ratings, Inc. (“Fitch”), Moody’s Investors Service, Inc. (“Moody’s”), Kroll Bond Rating Agency (“Kroll”), or Morningstar DBRS (“DBRS”)) or, if unrated, determined by the management team to be of similar quality. Non‑investment grade securities acquired by the Fund will generally be in the lower rating categories of the major rating agencies NRSROs (BB or lower by S&P or Fitch; Ba or lower by Moody’s; BB+ for long term and B for short term by Kroll; or BB (high) for long-term and R‑3 for short term by DBRS) or, if unrated, determined by the management team to be of similar quality. The Fund may invest in unrated securities without limit.
The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.
With respect to BATS: Series C Portfolio, the section of the Summary Prospectus entitled “Key Facts About BATS: Series C Portfolio—Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:
Under normal circumstances, the Fund invests at least 80% of its total assets in corporate fixed-income instruments and derivatives that provide investment exposure to such instruments or to one or more market risk factors associated with such instruments. The corporate fixed-income instruments in which the Fund may invest include, but are not limited to, corporate bonds, notes and debentures of U.S. and non‑U.S. issuers.
The Fund may also purchase asset-backed securities; commercial and residential mortgage-backed securities; obligations of non‑U.S. governments and supra-national organizations, such as the International Bank for Reconstruction and Development (the “World Bank”), which are chartered to promote economic development; collateralized mortgage obligations; U.S. Treasury and agency securities; cash equivalent investments; and when-issued and delayed delivery securities. Depending on market conditions, the Fund may invest in other market sectors. The Fund may also enter into repurchase agreements and reverse repurchase agreements and purchase restricted securities.
The Fund may only buy securities that are rated investment grade at the time of purchase by at least one major rating agency or, if unrated, determined by the management team to be of similar quality.
The management team may, when consistent with the Fund’s investment objective, buy or sell options or futures on a security or an index of securities, or enter into interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. A swap is an agreement whereby one party exchanges its right to receive or its obligation to pay one type of interest or currency for another party’s obligation to pay or its right to receive another type of interest or currency in the future or for a period of time. The management team typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk.
With respect to BATS: Series C Portfolio, the section of the Prospectus entitled “Details About the Fund—How the Fund Invests—Principal Investment Strategies” is deleted in their entirety and replaced with the following:
Under normal circumstances, the Fund invests at least 80% of its total assets in corporate fixed-income instruments and derivatives that provide investment exposure to such instruments or to one or more market risk factors associated with such instruments. This 80% policy is a non‑fundamental policy of the Fund and may not be changed without 60 days’ prior notice to shareholders. The corporate fixed-income instruments in which the Fund may invest include, but are not limited to, corporate bonds, notes and debentures of U.S. and non‑U.S. issuers.
The Fund may also purchase asset-backed securities; commercial and residential mortgage-backed securities; obligations of non‑U.S. governments and supra-national organizations, such as the International Bank for Reconstruction and Development (the “World Bank”), which are chartered to promote economic development; collateralized mortgage obligations; U.S. Treasury and agency securities; cash equivalent investments; and when-issued and delayed delivery securities. Depending on market conditions, the Fund may invest in other market sectors. The Fund may also enter into repurchase agreements and reverse repurchase agreements and purchase restricted securities.
The Fund may only buy securities that are rated investment grade at the time of purchase by at least one major rating agency or, if unrated, determined by the management team to be of similar quality.
The management team may, when consistent with the Fund’s investment objective, buy or sell options or futures on a security or an index of securities, or enter into interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. A swap is an agreement whereby one party exchanges its right to receive or its obligation to pay one type of interest or currency for another party’s obligation to pay or its right to receive another type of interest or currency in the future or for a period of time. The management team typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk.
With respect to BATS: Series E Portfolio, the section of the Summary Prospectus entitled “Key Facts About BATS: Series E Portfolio—Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in investments the income of which is free from federal income tax and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities.
The Fund seeks to provide investors with greater federal tax‑free income, in comparison with other municipal bond funds that invest primarily in investment grade securities, by investing in a combination of investment grade and noninvestment grade municipal bonds. Municipal bonds include debt obligations issued by or on behalf of a governmental entity or other qualifying issuer that pay interest that is, in the opinion of bond counsel to the issuer, generally excludable from gross income for federal income tax purposes (except that the interest may be includable in taxable income for purposes of the federal alternative minimum tax). Issuers of municipal bonds may be states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities. Municipal bonds also include private activity bonds, short-term tax‑exempt obligations like municipal notes and variable rate demand obligations.
The Fund may invest in municipal bonds rated in any rating category or in unrated municipal bonds. Currently, the Fund expects to invest approximately 50% of its net assets in below investment grade municipal bonds. While the level of the Fund’s investments in below investment grade municipal bonds may vary depending on market conditions, the Fund will not invest more than 70% of its net assets, at the time of purchase, in below investment grade municipal bonds, as rated by the independent rating agencies at the time of purchase (BB or lower by S&P Global Ratings (“S&P”) and Fitch Ratings, Inc. (“Fitch”), and Ba or lower by Moody’s Investors Service, Inc. (“Moody’s”)), or if unrated, determined to be of comparable quality by Fund management.

Obligations rated BB or lower and Ba or lower are commonly known as “junk bonds.” Split rated bonds will be considered to have the higher credit rating. Split rated bonds are bonds that receive different ratings from two or more rating agencies.
The Fund is permitted to engage in transactions in certain derivatives, including, but not limited to, financial futures contracts and options thereon, options, indexed and inverse floating rate obligations and swap agreements, including credit default swap agreements. Derivatives are financial instruments whose value is derived from another security or an index. The Fund may use derivative instruments to hedge its investments or to seek to enhance returns. Derivatives may allow the Fund to increase or decrease its risk exposure more quickly and efficiently than other types of instruments. The Fund is not required to use hedging and may choose not to do so.
The Fund intends to invest so that no more than 25% of the Fund’s net assets are represented by the municipal securities of issuers located in the same state.
The Fund may also invest up to 10% of its net assets in municipal bonds that are considered “distressed securities.” Distressed securities are securities that are the subject of bankruptcy proceedings or otherwise in default as to the repayment of principal and/or payment of interest at the time of acquisition or are rated in the lowest rating categories by the independent rating agencies (CC or lower by S&P and Fitch, and Ca or lower by Moody’s), or if unrated, determined to be of comparable quality by Fund management. Generally, the Fund will invest in distressed securities when Fund management believes they offer significant potential for higher returns or can be exchanged for other securities that offer this potential. However, there can be no assurance that the Fund will achieve these returns or that the issuer will make an exchange offer or adopt a plan of reorganization.
With respect to BATS: Series E Portfolio, the section of the Prospectus entitled “Details About the Fund—How the Fund Invests—Principal Investment Strategies” is deleted in their entirety and replaced with the following:
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in investments the income of which is free from federal income tax and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. This policy is a fundamental policy of the Fund and may not be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities, as defined in the Investment Company Act of 1940, as amended.
The Fund seeks to provide investors with greater federal tax‑free income, in comparison with other municipal bond funds that invest primarily in investment grade securities, by investing in a combination of investment grade and noninvestment grade municipal bonds. Municipal bonds include debt obligations issued by or on behalf of a governmental entity or other qualifying issuer that pay interest that is, in the opinion of bond counsel to the issuer, generally excludable from gross income for federal income tax purposes (except that the interest may be includable in taxable income for purposes of the federal alternative minimum tax). Issuers of municipal bonds may be states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities. Municipal bonds also include private activity bonds, short-term tax‑exempt obligations like municipal notes and variable rate demand obligations.
The Fund may invest in municipal bonds rated in any rating category or in unrated municipal bonds. Currently, the Fund expects to invest approximately 50% of its net assets in below investment grade municipal bonds. While the level of the Fund’s investments in below investment grade municipal bonds may vary depending on market conditions, the Fund will not invest more than 70% of its net assets, at the time of purchase, in below investment grade municipal bonds, as rated by the independent rating agencies at the time of purchase (BB or lower by S&P Global Ratings (“S&P”) and Fitch Ratings, Inc. (“Fitch”), and Ba or lower by Moody’s Investors Service, Inc. (“Moody’s”)), or if unrated, determined to be of comparable quality by Fund management. Obligations rated BB or lower and Ba or lower are commonly known as “junk bonds.” Split rated bonds will be considered to have the higher credit rating. Split rated bonds are bonds that receive different ratings from two or more rating agencies.
The Fund is permitted to engage in transactions in certain derivatives, including, but not limited to, financial futures contracts and options thereon, options, indexed and inverse floating rate obligations and swap agreements, including credit default swap agreements. Derivatives are financial instruments whose value is derived from another security or an index. The Fund may use derivative instruments to hedge its investments or to seek to enhance returns. Derivatives may allow the Fund to increase or decrease its risk exposure more quickly and efficiently than other types of instruments. The Fund is not required to use hedging and may choose not to do so.
The Fund intends to invest so that no more than 25% of the Fund’s net assets are represented by the municipal securities of issuers located in the same state.
The Fund may also invest up to 10% of its net assets in municipal bonds that are considered “distressed securities.” Distressed securities are securities that are the subject of bankruptcy proceedings or otherwise in default as to the repayment of principal and/or payment of interest at the time of acquisition or are rated in the lowest rating categories by the independent rating agencies (CC or lower by S&P and Fitch, and Ca or lower by Moody’s), or if unrated, determined to be of comparable quality by Fund management. Generally, the Fund will invest in distressed securities when Fund management believes they offer significant potential for higher returns or can be exchanged for other securities that offer this potential. However, there can be no assurance that the Fund will achieve these returns or that the issuer will make an exchange offer or adopt a plan of reorganization.
With respect to BATS: Series M Portfolio, the section of the Summary Prospectus entitled “Key Facts About BATS: Series M Portfolio—Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in mortgage-related securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. Such mortgage-related securities include, but are not limited to, commercial and residential mortgage-backed securities, collateralized mortgage obligations, and mortgage dollar rolls. The Fund may also invest in asset-backed securities, U.S. Treasury and agency securities, cash equivalent investments, and when-issued and delayed delivery securities.
The Fund may only buy securities that are rated investment grade at the time of purchase by at least one major rating agency or, if unrated, determined by the management team to be of similar quality.
The management team may, when consistent with the Fund’s investment objective, buy or sell options or futures on a security or an index of securities, or enter into interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. A swap is an agreement whereby one party exchanges its right to receive or its obligation to pay one type of interest or currency for another party’s obligation to pay or its right to receive another type of interest or currency in the future or for a period of time. The management team typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk.
The Fund may engage in active and frequent trading of portfolio instruments to achieve its investment objective.

With respect to BATS: Series M Portfolio, the section of the Prospectus entitled “Details About the Fund—How the Fund Invests—Principal Investment Strategies” is deleted in their entirety and replaced with the following:
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in mortgage-related securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. This 80% policy is a non‑fundamental policy of the Fund and may not be changed without 60 days’ prior notice to shareholders. Such mortgage-related securities include, but are not limited to, commercial and residential mortgage-backed securities, collateralized mortgage obligations, and mortgage dollar rolls. The Fund may also invest in asset-backed securities, U.S. Treasury and agency securities, cash equivalent investments, and when-issued and delayed delivery securities.
The Fund may only buy securities that are rated investment grade at the time of purchase by at least one major rating agency or, if unrated, determined by the management team to be of similar quality.
The management team may, when consistent with the Fund’s investment objective, buy or sell options or futures on a security or an index of securities, or enter into interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. A swap is an agreement whereby one party exchanges its right to receive or its obligation to pay one type of interest or currency for another party’s obligation to pay or its right to receive another type of interest or currency in the future or for a period of time. The management team typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk.
The Fund may engage in active and frequent trading of portfolio instruments to achieve its investment objective.
With respect to BATS: Series V Portfolio, the section of the Summary Prospectus entitled “Key Facts About BATS: Series V Portfolio—Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in investments the income of which is free from federal income tax and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities.
The obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions (“Municipal Obligations”) in which the Fund may invest will also not be subject to the federal alternative minimum tax. Municipal Obligations in which the Fund may invest include variable rate demand notes, commercial paper, municipal bonds and municipal notes. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.
The Fund invests in securities maturing in two years or less (with certain exceptions) and will maintain a dollar-weighted average maturity of 120 days or less. Because of their shorter maturities, the Fund’s investments will not usually be as sensitive to changes in prevailing interest rates as are long-term municipal bonds. Fluctuations in interest rates on short-term municipal bonds may, however, vary more widely from time to time than those on long-term municipal bonds.
Short-term investments (or the issuers of such securities) will carry a rating in the highest rating categories of at least one nationally recognized statistical rating organization (e.g., A‑1, P‑1 or F1 or better by S&P Global Ratings (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch Ratings Inc. (“Fitch”), respectively), or if such investments are unrated, determined to be of comparable quality by BlackRock, at the time of investment.

Long-term investments (or the issuers of such securities) will carry a rating of A‑, A3 or A‑ or better by S&P, Moody’s or Fitch, respectively, or if such investments are unrated, determined to be of comparable quality by BlackRock, at the time of investment.
The Fund is not a money market fund and does not seek to maintain a stable net asset value of $1.00 per share.
With respect to BATS: Series V Portfolio, the section of the Prospectus entitled “Details About the Fund—How the Fund Invests—Principal Investment Strategies” is deleted in their entirety and replaced with the following:
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in investments the income of which is free from federal income tax and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. This policy is a fundamental policy of the Fund and may not be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities, as defined in the Investment Company Act of 1940, as amended.
The obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions (“Municipal Obligations”) in which the Fund may invest will also not be subject to the federal alternative minimum tax. Municipal Obligations in which the Fund may invest include variable rate demand notes, commercial paper, municipal bonds and municipal notes. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.
The Fund invests in securities maturing in two years or less (with certain exceptions) and will maintain a dollar-weighted average maturity of 120 days or less. Because of their shorter maturities, the Fund’s investments will not usually be as sensitive to changes in prevailing interest rates as are long-term municipal bonds. Fluctuations in interest rates on short-term municipal bonds may, however, vary more widely from time to time than those on long-term municipal bonds.
Short-term investments (or the issuers of such securities) will carry a rating in the highest rating categories of at least one nationally recognized statistical rating organization (e.g., A‑1, P‑1 or F1 or better by S&P Global Ratings (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch Ratings Inc. (“Fitch”), respectively), or if such investments are unrated, determined to be of comparable quality by BlackRock, at the time of investment. Long-term investments (or the issuers of such securities) will carry a rating of A‑, A3 or A‑ or better by S&P, Moody’s or Fitch, respectively, or if such investments are unrated, determined to be of comparable quality by BlackRock, at the time of investment.
The Fund is not a money market fund and does not seek to maintain a stable net asset value of $1.00 per share.
Change in the Fund’s Portfolio Managers
With respect to BATS: Series C Portfolio, the section of the Summary Prospectus entitled “Key Facts About BATS: Series C Portfolio — Portfolio Managers” and the section of the Prospectus entitled “Fund Overview — Key Facts About BATS: Series C Portfolio — Portfolio Managers” are deleted in their entirety and replaced with the following:
Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Michael Heilbronn	2015	Director of BlackRock, Inc.
Daniel Chen, CFA	2023	Managing Director of BlackRock, Inc.
Nathaniel Toothaker	2025	Managing Director of BlackRock, Inc.
Matthew Wang	2025	Managing Director of BlackRock, Inc.

With respect to BATS: Series C Portfolio, the section of the Prospectus entitled “Details About the Funds — How Each Fund Invests — BATS: Series C Portfolio — About the Portfolio Management of the BATS: Series C Portfolio” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT OF THE BATS: CORPORATE CREDIT TOTAL RETURN SERIES
The BATS: Corporate Credit Total Return Series is managed by a team of financial professionals. Daniel Chen, CFA, Nathaniel Toothaker, Michael Heilbronn and Matthew Wang are the portfolio managers and are jointly and primarily responsible for the day‑to‑day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio management team.
With respect to BATS: Series C Portfolio, the section of the Prospectus entitled “Management of the Funds — Portfolio Manager Information — BATS: Series C Portfolio” is deleted in its entirety and replaced with the following:
Portfolio Manager Information
BATS: Corporate Credit Total Return Series
The BATS: Corporate Credit Total Return Series is managed by a team of financial professionals. Daniel Chen, CFA, Nathaniel Toothaker, Michael Heilbronn and Matthew Wang are jointly and primarily responsible for the day‑to‑day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Michael Heilbronn	Jointly and primarily responsible for the day‑to‑day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2015	Director of BlackRock, Inc. since 2009.
Daniel Chen, CFA	Jointly and primarily responsible for the day‑to‑day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2023	Managing Director of BlackRock, Inc. since 2014.
Nathaniel Toothaker	Jointly and primarily responsible for the day‑to‑day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2025	Managing Director of BlackRock, Inc. since 2023; Director of BlackRock, Inc. from 2012 to 2022.
Matthew Wang	Jointly and primarily responsible for the day‑to‑day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2025	Managing Director of BlackRock, Inc. since 2014.

With respect to BATS: Series M Portfolio, the Summary Prospectus entitled “Key Facts About BATS: Series M Portfolio — Portfolio Managers” and the section of the Prospectus entitled “Fund Overview — Key Facts About BATS: Series M Portfolio — Portfolio Managers” are deleted in their entirety and replaced with the following:
Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Matthew Kraeger	2012	Managing Director of BlackRock, Inc.
Michael Heilbronn	2015	Director of BlackRock, Inc.
Matthew Wang	2025	Managing Director of BlackRock, Inc.
Nicholas Kramvis	2025	Director of BlackRock, Inc.
With respect to BATS: Series M Portfolio, the section of the Prospectus entitled “Details About the Funds — How Each Fund Invests — BATS: Series M Portfolio — About the Portfolio Management of the BATS: Series M Portfolio” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT OF THE BATS: MORTGAGE TOTAL RETURN SERIES
The BATS: Mortgage Total Return Series is managed by a team of financial professionals. Matthew Kraeger, Michael Heilbronn, Matthew Wang and Nicholas Kramvis are the portfolio managers and are jointly and primarily responsible for the day‑to‑day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio management team.
With respect to BATS: Series M Portfolio, the section of the Prospectus entitled “Management of the Funds — Portfolio Manager Information — BATS: Series M Portfolio” is deleted in its entirety and replaced with the following:
Portfolio Manager Information
BATS: Mortgage Total Return Series
The BATS: Mortgage Total Return Series is managed by a team of financial professionals. Matthew Kraeger, Michael Heilbronn, Matthew Wang and Nicholas Kramvis are jointly and primarily responsible for the day‑to‑day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Matthew Kraeger	Jointly and primarily responsible for the day‑to‑day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2012	Managing Director of BlackRock, Inc. since 2014.
Michael Heilbronn	Jointly and primarily responsible for the day‑to‑day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2015	Director of BlackRock, Inc. since 2009.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Matthew Wang	Jointly and primarily responsible for the day‑to‑day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2025	Managing Director of BlackRock, Inc. since 2014.
Nicholas Kramvis	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2025	Director of BlackRock, Inc. since 2020.
With respect to BATS: Series P Portfolio, the Summary Prospectus entitled “Key Facts About BATS: Series P Portfolio — Portfolio Managers” and the section of the Prospectus entitled “Fund Overview — Key Facts About BATS: Series P Portfolio — Portfolio Managers” are deleted in their entirety and replaced with the following:
Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Scott MacLellan, CFA, CMT	2020	Director of BlackRock, Inc.
Matthew Wang	2025	Managing Director of BlackRock, Inc.
Michael Heilbronn	2025	Director of BlackRock, Inc.
With respect to BATS: Series P Portfolio, the section of the Prospectus entitled “Details About the Funds — How Each Fund Invests — BATS: Series P Portfolio — About the Portfolio Management of the BATS: Series P Portfolio” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT OF THE BATS: INTEREST RATE HEDGE SERIES
The BATS: Interest Rate Hedge Series is managed by a team of financial professionals. Scott MacLellan, CFA, CMT, Michael Heilbronn and Matthew Wang are the portfolio managers and are jointly and primarily responsible for the day‑to‑day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio management team.

With respect to BATS: Series P Portfolio, the section of the Prospectus entitled “Management of the Funds — Portfolio Manager Information — BATS: Series P Portfolio” is deleted in its entirety and replaced with the following:
Portfolio Manager Information
BATS: Interest Rate Hedge Series
The BATS: Interest Rate Hedge Series is managed by a team of financial professionals. Scott MacLellan, CFA, CMT, Michael Heilbronn and Matthew Wang are jointly and primarily responsible for the day‑to‑day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Scott MacLellan, CFA, CMT	Jointly and primarily responsible for the day‑to‑day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2020	Director of BlackRock, Inc. since 2010.
Matthew Wang	Jointly and primarily responsible for the day‑to‑day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2025	Managing Director of BlackRock, Inc. since 2014.
Michael Heilbronn	Jointly and primarily responsible for the day‑to‑day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2025	Director of BlackRock, Inc. since 2009.
With respect to BATS: Series S Portfolio, the Summary Prospectus entitled “Key Facts About BATS: Series S Portfolio — Portfolio Managers” and the section of the Prospectus entitled “Fund Overview — Key Facts About BATS: Series S Portfolio — Portfolio Managers” are deleted in their entirety and replaced with the following:
Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Michael Heilbronn	2009	Director of BlackRock, Inc.
Scott MacLellan, CFA, CMT	2020	Director of BlackRock, Inc.
Matthew Wang	2025	Managing Director of BlackRock, Inc.
Amanda Liu	2025	Director of BlackRock, Inc.

With respect to BATS: Series S Portfolio, the section of the Prospectus entitled “Details About the Funds — How Each Fund Invests — BATS: Series S Portfolio — About the Portfolio Management of the BATS: Series S Portfolio” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT OF THE BATS: SHORT DURATION TAXABLE TOTAL RETURN SERIES
The BATS: Short Duration Taxable Total Return Series is managed by a team of financial professionals. Scott MacLellan, CFA, CMT, Amanda Liu, Michael Heilbronn and Matthew Wang are the portfolio managers and are jointly and primarily responsible for the day‑to‑day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio management team.
With respect to BATS: Series S Portfolio, the section of the Prospectus entitled “Management of the Funds — Portfolio Manager Information — BATS: Series S Portfolio” is deleted in its entirety and replaced with the following:
Portfolio Manager Information
BATS: Short Duration Taxable Total Return Series
The BATS: Short Duration Taxable Total Return Series is managed by a team of financial professionals. Scott MacLellan, CFA, CMT, Amanda Liu, Michael Heilbronn and Matthew Wang are jointly and primarily responsible for the day‑to‑day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Michael Heilbronn	Jointly and primarily responsible for the day‑to‑day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2009	Director of BlackRock, Inc. since 2009.
Scott MacLellan, CFA, CMT	Jointly and primarily responsible for the day‑to‑day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2020	Director of BlackRock, Inc. since 2010.
Matthew Wang	Jointly and primarily responsible for the day‑to‑day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2025	Managing Director of BlackRock, Inc. since 2014.
Amanda Liu	Jointly and primarily responsible for the day‑to‑day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2025	Director of BlackRock, Inc. since 2020.
Shareholders should retain this Supplement for future reference.
PR2-BATS-0825SUP